The Company (Details) - Allocation of proceeds to the new securities issued (USD $)	0 Months Ended	9 Months Ended
	May 27, 2011	Sep. 30, 2013
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value	$ 30,550,000	$ 15,037,500
Issuance Cost		(2,791,359)
Reallocation
Final Allocation		12,246,141
Shares of Common Stock [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		8,508,451
Issuance Cost		(2,186,972)
Reallocation		(6,321,479)
Final Allocation
Warrant [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		4,177,673
Final Allocation		4,177,673
Common Stock at Par Value [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value
Issuance Cost
Reallocation		5,894
Final Allocation		5,894
Additional Paid-in Capital [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value
Issuance Cost
Reallocation		6,315,585
Final Allocation		6,315,585
Series 1 Convertible Preferred Stock [Member]
The Company (Details) - Allocation of proceeds to the new securities issued [Line Items]
Allocated Fair Value		2,351,376
Issuance Cost		(604,387)
Reallocation
Final Allocation		$ 1,746,989